JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2021
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments

	12.31.21	12.31.20
Judicial deposits
Tax	1,505,103	1,453,939
Civil	836,043	951,905
Labor	180,443	241,455
Regulatory	283,933	266,647
Total	2,805,522	2,913,946
Garnishments	25,656	30,432
Total	2,831,178	2,944,378

Current	106,963	177,433
Non-current	2,724,215	2,766,945

Schedule of composition of the balances of the tax judicial deposits

Tax	12.31.21	12.31.20
Universal Telecommunication Services Fund (FUST) (1)	535,118	525,563
State Value-Added Tax (ICMS) (2)	358,916	331,086
Social Contribution Tax for Intervention in the Economic Order (CIDE) (3)	294,724	289,924
Withholding Income Tax (IRRF)	76,832	58,300
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	54,072	92,849
Telecommunications Inspection Fund (FISTEL)	47,713	46,830
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	44,889	33,540
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	20,837	18,880
Other taxes, charges and contributions	72,002	56,967
Total	1,505,103	1,453,939
(1)	The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
(2)	The Company is party to legal proceedings related to: (i) ICMS on exempt or non-taxable transactions; (ii) ICMS not levied on communication in default; (iii) fine for late voluntary payment of ICMS; (iv) ICMS supposedly levied on access, adhesion, activation, availability and use of supplementary services and additional facilities; (v) right to tax credit from the acquisition of goods for fixed assets and electric energy; (vi) ICMS on activation cards for pre-paid services; (vii) assignment of payment of ICMS relating to a portion of pay TV operations.
(3)	The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.